BINGHAM McCUTCHEN LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                December 2, 2002


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Domini Institutional Trust
                  File Nos. 333-14449 and 811-07599


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Domini Institutional Trust, a Massachusetts business trust, hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by Domini Institutional Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 10 to the Trust's registration statement on Form N-1A would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on November 26, 2002, is the most recent amendment to the Trust's registration statement.

         Please call the undersigned at (617) 951-8033 with any questions relating to this filing.


                                   Sincerely,

                                   Stephanie A. Molinari